UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—22.23%
Federal Farm Credit Bank
0.800%, due 12/21/09[1]	58,000,000	57,895,600
0.500%, due 08/09/10[1]	95,000,000	94,588,333
Federal Home Loan Bank
0.470%, due 10/01/09[2]	151,500,000	151,637,840
0.211%, due 10/09/09[2]	175,000,000	175,012,561
0.424%, due 10/13/09[2]	175,000,000	175,000,000
0.750%, due 09/30/10	95,000,000	95,230,826
0.500%, due 10/15/10	65,200,000	65,195,662
Federal Home Loan Mortgage Corp.*
0.560%, due 10/01/09[2]	266,500,000	266,500,000
0.255%, due 10/19/09[1]	50,000,000	49,993,625
0.520%, due 11/03/09[1]	85,500,000	85,459,245
0.270%, due 12/01/09[1]	214,000,000	213,902,095
0.530%, due 12/30/09[1]	51,107,000	51,039,283
0.450%, due 02/22/10[1]	200,000,000	199,640,000
0.250%, due 04/05/10[1]	100,000,000	99,870,833
Federal National Mortgage Association*
0.400%, due 10/13/09[2]	180,000,000	180,000,000
0.250%, due 11/16/09[1]	71,000,000	70,977,320
0.295%, due 11/16/09[1]	72,000,000	71,972,860
0.530%, due 12/21/09[1]	230,000,000	229,725,725
0.510%, due 12/22/09[1]	50,000,000	49,941,917
2.875%, due 10/12/10[3]	40,928,000	41,923,754
US Treasury Bills
0.235%, due 11/19/09[1]	375,000,000	374,880,052
0.495%, due 07/29/10[1]	100,000,000	99,586,125
0.498%, due 07/29/10[1]	50,000,000	49,792,017
US Treasury Notes
2.125%, due 01/31/10	203,500,000	204,827,868
2.000%, due 02/28/10	125,650,000	126,563,841
4.500%, due 05/15/10	100,000,000	102,637,330

Total US government and agency obligations (cost—$3,383,794,712)		3,383,794,712

Time deposit—1.48%

Banking-non-US—1.48%
Wells Fargo Bank N.A., Cayman Islands
0.000%, due 10/01/09 (cost—$225,000,000)	225,000,000	225,000,000

Bank note—0.98%

Banking-US—0.98%
Bank of America N.A.
0.270%, due 12/21/09 (cost—$150,000,000)	150,000,000	150,000,000

Certificates of deposit—16.95%

Banking-non-US—16.95%
Banco Bilbao Vizcaya Argentaria SA
0.305%, due 11/13/09	160,000,000	160,000,955
Bank of Montreal
0.250%, due 12/11/09	193,000,000	193,000,000
Bank of Nova Scotia
1.100%, due 05/11/10	40,000,000	40,000,000
Barclays Bank PLC
0.320%, due 11/06/09	175,000,000	175,000,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)

Banking-non-US—(concluded)
BNP Paribas SA
0.500%, due 11/25/09	84,000,000	84,000,000
0.370%, due 03/03/10	75,000,000	75,000,000
Calyon N.A., Inc.
0.330%, due 11/02/09	201,500,000	201,500,000
0.530%, due 12/18/09	79,500,000	79,500,000
Deutsche Bank AG
0.300%, due 11/13/09	141,000,000	141,000,000
Fortis Bank NV-SA
0.260%, due 10/05/09	215,000,000	215,000,000
Lloyds TSB Bank PLC
0.460%, due 10/19/09	155,550,000	155,550,000
0.340%, due 11/25/09	190,000,000	190,000,000
National Bank of Canada
0.300%, due 11/24/09	140,000,000	140,000,000
Natixis
0.650%, due 10/09/09	180,000,000	180,000,000
Rabobank Nederland NV
0.520%, due 12/07/09	85,000,000	85,000,000
Royal Bank of Scotland PLC
0.310%, due 10/16/09	170,000,000	170,000,000
Societe Generale
0.500%, due 02/01/10	80,000,000	80,000,000
Svenska Handelsbanken
0.300%, due 11/10/09	182,000,000	182,000,000
Westpac Banking Corp.
0.200%, due 10/01/09[2]	33,000,000	33,000,000

Total certificates of deposit (cost—$2,579,550,955)		2,579,550,955

Commercial paper[1]—46.82%

Asset backed-miscellaneous—21.57%
Amsterdam Funding Corp.
0.210%, due 10/02/09	28,200,000	28,199,836
0.270%, due 10/02/09	32,000,000	31,999,760
0.200%, due 10/06/09	32,000,000	31,999,111
0.340%, due 10/19/09	110,000,000	109,981,300
0.350%, due 10/19/09	25,000,000	24,995,625
Atlantic Asset Securitization LLC
0.370%, due 10/01/09	102,738,000	102,738,000
0.210%, due 10/07/09	50,000,000	49,998,250
0.345%, due 10/07/09	92,500,000	92,494,681
0.210%, due 10/08/09	96,000,000	95,996,080
0.300%, due 11/06/09	69,000,000	68,979,300
Barton Capital LLC
0.210%, due 10/02/09	28,608,000	28,607,833
0.220%, due 10/08/09	26,031,000	26,029,886
Chariot Funding LLC
0.200%, due 10/01/09	41,021,000	41,021,000
0.200%, due 10/08/09	50,211,000	50,209,047
0.200%, due 10/13/09	215,000,000	214,985,667
Enterprise Funding Co. LLC
0.300%, due 11/06/09	17,053,000	17,047,884
0.260%, due 12/03/09	75,000,000	74,965,875

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Fairway Finance Co. LLC
0.200% , due 10/06/09	141,000,000	140,996,083
Falcon Asset Securitization Corp.
0.200% , due 10/27/09	232,000,000	231,966,489
Jupiter Securitization Co. LLC
0.200%, due 10/20/09	52,000,000	51,994,511
0.200%, due 10/21/09	49,373,000	49,367,514
Kitty Hawk Funding Corp.
0.200%, due 10/26/09	35,000,000	34,995,139
0.250%, due 10/27/09	96,833,000	96,815,516
0.280%, due 11/24/09	175,000,000	174,926,500
Liberty Street Funding LLC
0.210% , due 10/01/09	52,269,000	52,269,000
Market Street Funding LLC
0.280%, due 11/05/09	41,349,000	41,337,744
0.280%, due 11/16/09	68,667,000	68,642,433
Old Line Funding Corp.
0.200% , due 10/14/09	100,000,000	99,992,778
Park Avenue Receivables Corp.
0.200% , due 10/22/09	75,000,000	74,991,250
Ranger Funding Co. LLC
0.350%, due 10/05/09	95,242,000	95,238,296
0.200%, due 10/09/09	36,739,000	36,737,367
0.300%, due 11/06/09	63,324,000	63,305,003
0.240%, due 12/10/09	50,038,000	50,014,649
Sheffield Receivables Corp.
0.270%, due 10/06/09	100,000,000	99,996,250
0.260%, due 10/20/09	35,000,000	34,995,197
0.250%, due 10/23/09	65,000,000	64,990,069
0.260%, due 11/02/09	50,000,000	49,988,445
0.220%, due 11/09/09	41,000,000	40,990,228
0.280%, due 11/17/09	45,000,000	44,983,550
0.230%, due 11/18/09	84,000,000	83,974,240
Thames Asset Global Securitization No. 1
0.210%, due 10/15/09	61,040,000	61,035,015
0.230%, due 10/19/09	44,000,000	43,994,940
Thunderbay Funding
0.200% , due 10/14/09	63,849,000	63,844,389
Variable Funding Capital Corp.
0.200% , due 10/07/09	50,000,000	49,998,333
Windmill Funding Corp.
0.210%, due 10/20/09	15,000,000	14,998,338
0.210%, due 10/21/09	50,000,000	49,994,167
Yorktown Capital LLC
0.350%, due 10/09/09	75,106,000	75,100,158
0.280%, due 11/20/09	50,000,000	49,980,556

		3,282,703,282

Asset backed-securities—2.57%
Clipper Receivables Co. LLC
0.200%, due 10/13/09	235,000,000	234,984,333
0.300%, due 11/20/09	156,000,000	155,935,000

		390,919,333

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)

Automotive OEM—0.23%
PACCAR Financial Corp.
0.230%, due 12/23/09	35,000,000	34,981,440

Banking-non-US—3.45%
ANZ National International Ltd.
0.310%, due 01/21/10	74,000,000	73,928,631
0.400%, due 03/04/10	75,000,000	74,871,667
Bank of Nova Scotia
0.430%, due 11/17/09	44,650,000	44,624,934
Eksportfinans ASA
0.200%, due 10/14/09	48,000,000	47,996,533
Groupe BPCE
0.340%, due 11/30/09	143,650,000	143,568,598
KFW International Finance, Inc.
0.200%, due 01/25/10	140,000,000	139,909,778

		524,900,141

Banking-US—13.74%
Danske Corp.
0.350%, due 10/09/09	82,500,000	82,493,583
0.230%, due 10/20/09	134,500,000	134,483,673
0.230%, due 11/04/09	152,000,000	151,966,982
Deutsche Bank Financial LLC
0.300%, due 10/27/09	253,000,000	252,945,183
Dexia Delaware LLC
0.260%, due 10/01/09	250,000,000	250,000,000
ING (US) Funding LLC
0.300%, due 11/13/09	94,000,000	93,966,317
0.455%, due 01/14/10	82,500,000	82,390,516
0.310%, due 01/28/10	100,000,000	99,897,528
JP Morgan Chase & Co.
0.500%, due 11/09/09	80,000,000	79,956,667
JP Morgan Chase Funding, Inc.
0.190%, due 10/05/09	235,000,000	234,995,039
Natexis Banques Populaires US Finance Co. LLC
0.210%, due 10/27/09	20,000,000	19,996,967
Rabobank USA Financial Corp.
0.280%, due 01/25/10	152,000,000	151,862,862
San Paolo IMI US Financial Co.
0.140%, due 10/02/09	230,000,000	229,999,105
Societe Generale N.A., Inc.
0.280%, due 10/06/09	155,000,000	154,993,972
0.270%, due 01/21/10	72,000,000	71,939,520

		2,091,887,914

Brokerage—0.10%
RBS Holdings USA, Inc.
0.080% , due 10/01/09	15,000,000	15,000,000

Consumer products-nondurables—2.49%
Procter & Gamble International Funding SCA
0.250%, due 10/06/09	75,000,000	74,997,396
0.250%, due 10/08/09	210,000,000	209,989,792
0.230%, due 11/13/09	50,000,000	49,986,264

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)

Consumer products-nondurables—(concluded)
0.230%, due 11/20/09	43,600,000	43,586,072

		378,559,524

Energy-integrated—1.21%
Chevron Funding Corp.
0.170%, due 10/14/09	140,000,000	139,991,406
0.150%, due 10/23/09	45,000,000	44,995,875

		184,987,281

Finance-captive automotive—0.66%
Toyota Motor Credit Corp.
0.230%, due 10/06/09	100,000,000	99,996,806

Food/beverage—0.28%
Nestle Capital Corp.
0.650%, due 02/16/10	43,000,000	42,892,858

Pharmaceuticals—0.52%
Pfizer, Inc.
0.400%, due 12/08/09	80,000,000	79,939,556

Total commercial paper (cost—$7,126,768,135)		7,126,768,135

Short-term corporate obligations—2.43%

Banking-US—0.84%
HSBC Bank USA, Inc.
0.925%, due 10/14/09[2]	128,000,000	128,000,000

Finance-noncaptive consumer—1.59%
General Electric Capital Corp.
0.314%, due 10/07/09[2]	175,000,000	175,003,307
0.580%, due 10/20/09[2]	67,000,000	66,985,989

		241,989,296

Total short-term corporate obligations (cost—$369,989,296)		369,989,296

Repurchase agreements—9.10%

Repurchase agreement dated 09/30/09 with Bank of America, 0.020% due 10/01/09, collateralized by $16,164,000 Federal Farm Credit Bank obligations, 0.594% to 5.000% due 12/09/10 to 06/17/19, $58,895,000 Federal Home Loan Bank obligations, 1.000% to 5.750% due 02/09/10 to 06/20/12, $163,689,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.000% due 11/02/09 to 01/02/19, $42,760,000 Federal Home Loan Mortgage Corp. Coupon Strips obligations, zero coupon due 03/15/14 to 01/15/19, $7,000,000 Federal National Mortgage Association obligations, 4.733% due 08/13/12 and $36,599,000 Federal National Mortgage Association Interest Strips obligations, zero coupon due 05/15/11 to 11/15/24; (value—$306,000,509); proceeds: $300,000,167

	300,000,000	300,000,000
Repurchase agreement dated 09/30/09 with Barclays Bank PLC, 0.020% due 10/01/09, collateralized by $35,266,000 Federal National Mortgage Association obligations, 1.722% due 05/10/11; (value—$35,700,712); proceeds: $35,000,019	35,000,000	35,000,000
Repurchase agreement dated 09/30/09 with Deutsche Bank Securities, Inc., 0.060% due 10/01/09, collateralized by $2,695,000 Federal Home Loan Bank obligations, 2.350% due 03/19/10, $27,506,000 Federal Home Loan Mortgage Corp. obligations, 4.270% to 4.875% due 02/09/10 to 12/03/13 and $70,687,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 10/26/09 to 05/06/24; (value—$102,306,577); proceeds: $100,300,167	100,300,000	100,300,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/09 with Goldman Sachs & Co., 0.040% due 10/01/09, collateralized by $544,425,000 Federal Home Loan Bank obligations, zero coupon to 4.375% due 12/30/09 to 09/09/11 and $255,963,000 Federal Home Loan Mortgage Corp. obligations, 0.343% to 0.350% due 02/01/11 to 04/01/11; (value—$816,000,616); proceeds $800,000,889	800,000,000	800,000,000
Repurchase agreement dated 09/30/09 with Morgan Stanley & Co., 0.040% due 10/01/09, collateralized by $36,000,000 Federal Agricultural Mortgage Corp. obligations, zero coupon to 6.710% due 10/29/09 to 07/28/14 and $116,640,000 Federal National Mortgage Corp. obligations, 2.875% due 09/22/14; (value—$153,088,145); proceeds: $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 09/30/09 with State Street Bank & Trust Co., 0.010% due 10/01/09, collateralized by $49,987 US Treasury Bills, zero coupon due 12/10/09; (value—$49,982): proceeds: $49,000	49,000	49,000

Total repurchase agreements (cost—$1,385,349,000)		1,385,349,000

Investments of cash collateral from securities loaned—0.00%	Number of shares
Money market fund[4]—0.00%
UBS Private Money Market Fund LLC[5]
0.177%, (cost—$168,341)	168,341	168,341

Total investments (cost—$15,220,620,439 which approximates cost for federal income tax purposes)[6,7]— 99.99%		15,220,620,439

Other assets in excess of liabilities—0.01%		1,122,328

Net assets (applicable to 15,221,455,277 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		15,221,742,767

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.
[3]	Security, or portion thereof, was on loan at September 30, 2009.
[4]	Rates shown reflect yield at September 30, 2009.
[5]

The table below details the Portfolio's transaction activity in an affiliated issuer for the three months ended September 30, 2009. The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 06/30/09 ($)	Purchases during the three months ended 09/30/09 ($)	Sales during the three months ended 09/30/09 ($)	Value at 09/30/09 ($)	Net income earned from affiliate for the three months ended 09/30/09 ($)
UBS Private Money Market Fund LLC	108,008,820	427,431,731	535,272,210	168,341	16,590

[6]	Includes $164,960 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $168,341.

[7]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	3,383,794,712	—	3,383,794,712
Time deposit	—	225,000,000	—	225,000,000
Bank note	—	150,000,000	—	150,000,000
Certificates of deposit	—	2,579,550,955	—	2,579,550,955
Commercial paper	—	7,126,768,135	—	7,126,768,135
Short-term corporate obligations	—	369,989,296	—	369,989,296
Repurchase agreements	—	1,385,349,000	—	1,385,349,000
Investments of cash collateral from securities loaned	—	168,341	—	168,341

Total	—	15,220,620,439	—	15,220,620,439

OEM Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	77.1
France	5.5
United Kingdom	4.6
Canada	2.7
Germany	1.8
Cayman Islands	1.5
Belgium	1.4
Sweden	1.2
Spain	1.1
New Zealand	1.0
Japan	0.7
Netherlands	0.6
Norway	0.3
Switzerland	0.3
Australia	0.2

Total	100.0

Weighted average maturity—47 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2009.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—67.36%
Federal Home Loan Bank
0.410%, due 10/13/09[1]	50,000,000	49,998,804
0.424%, due 10/13/09[1]	100,000,000	100,000,000
0.550%, due 10/13/09[2]	50,000,000	49,990,833
0.220%, due 10/16/09[2]	50,000,000	49,995,417
0.200%, due 10/19/09[2]	170,000,000	169,983,000
0.210%, due 10/20/09[2]	150,000,000	149,983,375
0.065%, due 10/28/09[2]	150,000,000	149,992,688
0.130%, due 11/25/09[2]	25,000,000	24,995,035
0.080%, due 11/27/09[2]	93,500,000	93,488,157
0.130%, due 11/27/09[2]	260,350,000	260,296,411
0.530%, due 12/07/09[2]	98,700,000	98,602,643
0.115%, due 12/28/09[2]	128,431,000	128,394,897
0.245%, due 02/12/10[2]	100,000,000	99,908,806
4.250%, due 06/11/10	70,000,000	71,824,499
0.600%, due 06/21/10	40,000,000	39,977,557
0.700%, due 09/08/10	25,000,000	25,040,097
Federal Home Loan Mortgage Corp.*
0.560%, due 10/01/09[1]	50,000,000	50,000,000
0.154%, due 10/05/09[1]	50,000,000	50,000,000
1.550%, due 11/13/09[2]	100,000,000	99,814,861
0.290%, due 11/16/09[2]	100,000,000	99,962,944
4.875%, due 02/09/10	50,000,000	50,798,116
0.230%, due 04/12/10[2]	75,000,000	74,907,521
0.210%, due 04/19/10[2]	75,000,000	74,912,500
0.430%, due 05/17/10[2]	50,000,000	49,863,833
Federal National Mortgage Association*
1.050%, due 10/01/09[2]	50,000,000	50,000,000
0.400%, due 10/13/09[1]	150,000,000	150,000,000
0.250%, due 11/16/09[2]	75,000,000	74,976,042
0.115%, due 12/21/09[2]	50,000,000	49,987,063
0.470%, due 02/22/10[2]	51,325,000	51,228,509
2.875%, due 10/12/10	11,500,000	11,779,788
US Treasury Bills
0.155%, due 10/29/09[2]	75,000,000	74,990,958
US Treasury Notes
2.125%, due 01/31/10	55,000,000	55,358,883
2.000%, due 02/28/10	75,000,000	75,494,046
2.750%, due 07/31/10	82,000,000	83,527,360
2.000%, due 09/30/10	25,000,000	25,393,759

Total US government and agency obligations (cost—$2,815,468,402)		2,815,468,402

Repurchase agreements—32.61%
Repurchase agreement dated 09/30/09 with Bank of America, 0.010% due 10/01/09, collateralized by $236,594,000 US Treasury Bonds, 6.500% due 11/15/26 and $167,880,600 US Treasury Notes, 0.875% to 3.000% due 03/31/11 to 09/30/16; (value—$484,500,074); proceeds: $475,000,132	475,000,000	475,000,000
Repurchase agreement dated 09/30/09 with Barclays Bank PLC, 0.020% due 10/01/09, collateralized by $379,513,500 US Treasury Inflation Index Notes, 4.250% due 01/15/10; (value—$494,700,098); proceeds: $485,000,269	485,000,000	485,000,000
Repurchase agreement dated 09/30/09 with Deutsche Bank Securities, Inc., 0.040% due 10/01/09, collateralized by $185,767,200 US Treasury Bonds Principal Strips, zero coupon due 11/15/27 to 05/15/37; (value—$79,458,042); proceeds: $77,900,087	77,900,000	77,900,000

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/09 with Goldman Sachs & Co., 0.010% due 10/01/09, collateralized by $9,667,100 US Cash Management Bills, zero coupon due 06/17/10, $1,454,300 US Treasury Inflation Index Notes, 1.875% due 07/15/13 and $314,645,200 US Treasury Notes, 3.500% due 11/15/09; (value—$331,500,023); proceeds: $325,000,090	325,000,000	325,000,000
Repurchase agreement dated 09/30/09 with State Street Bank & Trust Co., 0.010% due 10/01/09, collateralized by $54,067 US Treasury Bills, zero coupon due 12/10/09; (value—$54,062); proceeds: $53,000	53,000	53,000

Total repurchase agreements (cost—$1,362,953,000)		1,362,953,000

Total investments (cost—$4,178,421,402 which approximates cost for federal income tax purposes)[3]—99.97%		4,178,421,402

Other assets in excess of liabilities—0.03%		1,441,857

Net assets (applicable to 4,179,813,453 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,179,863,259

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rate as of September 30, 2009, and reset periodically.
[2]	Interest rates shown are the discount rates at date of purchase.
[3]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,815,468,402	—	2,815,468,402
Repurchase agreements	—	1,362,953,000	—	1,362,953,000

Total	—	4,178,421,402	—	4,178,421,402

Weighted average maturity—57 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2009.

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—27.19%
Federal Farm Credit Bank
0.500% , due 08/09/10[1]	18,000,000	17,922,000
Federal Home Loan Bank
0.211%, due 10/09/09[2]	20,000,000	20,001,436
0.460%, due 10/09/09[1]	22,000,000	21,997,751
0.424%, due 10/13/09[2]	19,750,000	19,750,000
0.120%, due 10/22/09[1]	15,000,000	14,998,950
0.320%, due 12/21/09[1]	10,000,000	9,992,800
0.120%, due 12/28/09[1]	44,000,000	43,987,093
0.520%, due 06/01/10	7,000,000	6,998,289
0.500%, due 10/15/10	7,900,000	7,899,474
Federal Home Loan Mortgage Corp.*
0.560%, due 10/01/09[2]	30,000,000	30,000,000
4.125%, due 11/30/09	16,000,000	16,048,000
0.130%, due 01/21/10[1]	35,000,000	34,985,844
0.350%, due 02/16/10[1]	20,000,000	19,973,167
0.250%, due 03/01/10[1]	15,000,000	14,984,271
0.210%, due 04/19/10[1]	15,000,000	14,982,500
0.520%, due 07/16/10[1]	20,000,000	19,916,800
Federal National Mortgage Association*
0.400%, due 10/13/09[2]	20,000,000	20,000,000
0.250%, due 10/26/09[1]	20,000,000	19,996,528
0.250%, due 11/16/09[1]	20,000,000	19,993,611
0.530%, due 12/21/09[1]	20,000,000	19,976,150
2.875%, due 10/12/10	4,900,000	5,019,214
US Treasury Bills
0.235%, due 11/19/09[1]	40,000,000	39,987,206
0.495%, due 07/29/10[1]	12,000,000	11,950,335
0.498%, due 07/29/10[1]	6,000,000	5,975,042
US Treasury Notes
2.125%, due 01/31/10	25,000,000	25,163,129
2.000%, due 02/28/10	15,500,000	15,612,730

Total US government and agency obligations (cost—$498,112,320)		498,112,320

Bank note—1.09%

Banking-US—1.09%
Bank of America N.A.
0.270% , due 12/21/09 (cost—$20,000,000)	20,000,000	20,000,000

Certificates of deposit—17.33%

Banking-non-US—17.33%
Banco Bilbao Vizcaya Argentaria SA
0.305% , due 11/13/09	20,000,000	20,000,120
Bank of Montreal
0.220%, due 10/27/09	20,000,000	20,000,000
0.230%, due 11/16/09	15,000,000	15,000,000
0.250%, due 12/14/09	20,000,000	20,000,000
Bank of Nova Scotia
0.320%, due 03/08/10	4,000,000	4,000,175
1.100%, due 05/11/10	5,000,000	5,000,000
Barclays Bank PLC
0.320%, due 11/06/09	20,000,000	20,000,000
BNP Paribas SA
0.500%, due 11/25/09	10,000,000	10,000,000
0.320%, due 01/06/10	10,000,000	10,000,000

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Calyon N.A., Inc.
0.330%, due 11/02/09	20,000,000	20,000,000
0.530%, due 12/18/09	10,000,000	10,000,000
Deutsche Bank AG
0.300%, due 11/13/09	20,000,000	20,000,000
Fortis Bank NV-SA
0.260%, due 10/05/09	20,000,000	20,000,000
Lloyds TSB Bank PLC
0.460%, due 10/19/09	20,000,000	20,000,000
0.340%, due 11/25/09	20,000,000	20,000,000
National Bank of Canada
0.300%, due 11/24/09	17,000,000	17,000,000
Natixis
0.650%, due 10/09/09	20,500,000	20,500,000
Rabobank Nederland NV
0.520%, due 12/07/09	10,000,000	10,000,000
Societe Generale
0.500%, due 02/01/10	9,000,000	9,000,000
Svenska Handelsbanken
0.300%, due 11/10/09	18,000,000	18,000,000
Toronto-Dominion Bank
0.520%, due 01/25/10	5,000,000	5,001,124
Westpac Banking Corp.
0.200%, due 10/01/09[2]	4,000,000	4,000,000

Total certificates of deposit (cost—$317,501,419)		317,501,419

Commercial paper[1]—44.66%

Asset backed-banking —1.64%
Atlantis One Funding
0.250%, due 12/02/09	15,000,000	14,993,541
0.250%, due 12/08/09	15,000,000	14,992,917

		29,986,458

Asset backed-miscellaneous—19.15%
Atlantic Asset Securitization LLC
0.200%, due 10/09/09	5,000,000	4,999,778
0.210%, due 10/13/09	15,000,000	14,998,950
Barton Capital LLC
0.210%, due 10/06/09	3,005,000	3,004,912
Chariot Funding LLC
0.200%, due 10/13/09	35,000,000	34,997,667
0.190%, due 10/22/09	15,000,000	14,998,337
Enterprise Funding Co. LLC
0.200%, due 10/20/09	20,000,000	19,997,889
Falcon Asset Securitization Corp.
0.200%, due 10/27/09	25,000,000	24,996,389
Jupiter Securitization Co. LLC
0.180%, due 10/26/09	20,000,000	19,997,500
Liberty Street Funding LLC
0.070%, due 10/01/09	10,000,000	10,000,000
Market Street Funding LLC
0.280%, due 11/05/09	5,000,000	4,998,639
0.280%, due 11/16/09	8,500,000	8,496,959

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Old Line Funding Corp.
0.210%, due 11/16/09	15,000,000	14,995,975
Ranger Funding Co. LLC
0.300%, due 10/13/09	25,000,000	24,997,500
0.300%, due 11/06/09	15,000,000	14,995,500
Regency Markets No. 1 LLC
0.210%, due 10/16/09	15,000,000	14,998,687
Sheffield Receivables Corp.
0.220%, due 10/02/09	10,000,000	9,999,939
0.200%, due 10/27/09	25,000,000	24,996,389
Thames Asset Global Securitization No. 1
0.200%, due 10/15/09	35,000,000	34,997,278
0.210%, due 10/19/09	20,000,000	19,997,900
Yorktown Capital LLC
0.350%, due 10/09/09	10,000,000	9,999,222
0.300%, due 10/13/09	19,371,000	19,369,063

		350,834,473

Asset backed-securities—2.46%
Clipper Receivables Co. LLC
0.220%, due 10/13/09	7,000,000	6,999,487
0.230%, due 11/16/09	20,000,000	19,994,122
0.300%, due 11/20/09	18,000,000	17,992,500

		44,986,109

Banking-non-US—4.93%
Bank of Nova Scotia
0.430%, due 11/17/09	5,000,000	4,997,193
Dnb NOR ASA
0.250%, due 11/30/09	25,000,000	24,989,583
Groupe BPCE
0.340%, due 11/30/09	17,350,000	17,340,168
0.250%, due 12/16/09	16,000,000	15,991,556
KFW International Finance, Inc.
0.200%, due 01/25/10	12,000,000	11,992,267
Lloyds TSB Bank PLC
0.170%, due 10/06/09	15,000,000	14,999,646

		90,310,413

Banking-US—12.77%
Calyon N.A., Inc.
0.220%, due 12/24/09	20,000,000	19,989,733
0.540%, due 01/19/10	4,000,000	3,993,400
Danske Corp.
0.245%, due 12/08/09	40,000,000	39,981,489
Dexia Delaware LLC
0.260%, due 10/01/09	30,000,000	30,000,000
ING (US) Funding LLC
0.290%, due 10/05/09	25,000,000	24,999,194
0.300%, due 10/13/09	10,000,000	9,999,000
0.310%, due 01/28/10	15,000,000	14,984,629
JP Morgan Chase Funding, Inc.
0.190%, due 10/05/09	10,000,000	9,999,789

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)

Banking-US—(concluded)
Natexis Banques Populaires US Finance Co. LLC
0.210%, due 10/27/09	5,000,000	4,999,242
San Paolo IMI US Financial Co.
0.140%, due 10/02/09	15,000,000	14,999,942
0.240%, due 11/23/09	40,000,000	39,985,867
Societe Generale N.A., Inc.
0.280%, due 10/06/09	20,000,000	19,999,222

		233,931,507

Brokerage—0.98%
RBS Holdings USA, Inc.
0.080%, due 10/01/09	18,000,000	18,000,000

Energy-integrated—1.37%
Chevron Funding Corp.
0.170%, due 10/14/09	25,000,000	24,998,465

Food/beverage—1.36%
Nestle Capital Corp.
0.180%, due 11/10/09	20,000,000	19,996,000
0.650%, due 02/16/10	5,000,000	4,987,542

		24,983,542

Total commercial paper (cost—$818,030,967)		818,030,967

Short-term corporate obligations—2.79%

Banking-US—0.71%
HSBC Bank USA, Inc.
0.925%, due 10/14/09[2]	13,000,000	13,000,000

Finance-noncaptive consumer — 2.08%
General Electric Capital Corp.
0.314%, due 10/07/09[2]	30,000,000	30,000,567
0.580%, due 10/20/09[2]	8,000,000	7,998,327

		37,998,894

Total short-term corporate obligations (cost—$50,998,894)		50,998,894

Repurchase agreements—6.95%
Repurchase agreement dated 09/30/09 with Barclays Bank PLC, 0.020% due 10/01/09, collateralized by $75,569,000 Federal National Mortgage Association obligations, 1.722% due 05/10/11; (value—$76,500,514); proceeds: $75,000,042	75,000,000	75,000,000
Repurchase agreement dated 09/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/01/09, collateralized by $50,831,000 Federal Home Loan Mortgage Corp. obligations, 4.270% to 4.750% due 11/03/09 to 12/03/13; (value—52,020,800); proceeds: $51,000,085	51,000,000	51,000,000
Repurchase agreement dated 09/30/09 with State Street Bank & Trust Co., 0.010% due 10/01/09, collateralized by $1,236,406 US Treasury Bills, zero coupon due 12/10/09; (value—$1,236,283); proceeds: $1,212,000	1,212,000	1,212,000

Total repurchase agreements (cost—$127,212,000)		127,212,000

Total investments (cost—$1,831,855,600 which approximates cost for federal income tax purposes)[3]—100.01%		1,831,855,600

Liabilities in excess of other assets—(0.01)%		(162,310)

Net assets (applicable to 1,831,658,553 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,831,693,290

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.
[3]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	498,112,320	—	498,112,320
Bank note	—	20,000,000	—	20,000,000
Certificates of deposit	—	317,501,419	—	317,501,419
Commercial paper	—	818,030,967	—	818,030,967
Short-term corporate obligations	—	50,998,894	—	50,998,894
Repurchase agreements	—	127,212,000	—	127,212,000

Total	—	1,831,855,600	—	1,831,855,600

Affiliated Issuer Activity

The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended September 30, 2009.

The advisor earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 06/30/09 ($)	Purchases during the three months ended 09/30/09 ($)	Sales during the three months ended 09/30/09 ($)	Value at 09/30/09 ($)	Net income earned from affiliate for the three months ended 09/30/09 ($)
UBS Private Money Market Fund LLC	40,800,000	100,980,000	141,780,000	—	5,394

UBS Retirement Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	75.3
France	6.2
United Kingdom	5.1
Canada	5.0
Germany	1.7
Norway	1.4
Switzerland	1.4
Spain	1.1
Belgium	1.1
Sweden	1.0
Netherlands	0.5
Australia	0.2

Total	100.0

Weighted average maturity—54 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 30, 2009